Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.21%
Corporate Revenue Bonds — 4.10%
Idaho State Board of Correction
(Management & Training Corporation) 5.50% 8/1/29	2,523,144	$ 2,479,670
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	1,320,238
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,010,400
		5,810,308
Education Revenue Bonds — 20.31%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	597,200
Series A 5.00% 4/1/48	1,000,000	1,207,040
Idaho Housing & Finance Association
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	1,096,906
Series A 3.00% 5/1/41	1,650,000	1,757,646
Series A 4.00% 5/1/28	230,000	265,673
Series A 4.00% 5/1/30	250,000	295,345
Series A 4.00% 5/1/56	1,585,000	1,798,531
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,119,230
Series A 144A 6.00% 7/1/39 #	370,000	451,382
Series A 144A 6.00% 7/1/49 #	595,000	715,023
Series A 144A 6.00% 7/1/54 #	570,000	683,077
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	385,387
Series A 4.00% 5/1/50	285,000	328,696
Series A 4.00% 5/1/55	205,000	235,525
Series A 5.00% 12/1/38	2,050,000	2,345,610
Series A 144A 5.00% 12/1/46 #	1,000,000	1,111,580

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	1,006,820
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	764,321
Series A 6.75% 7/1/48	529,151	594,173
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	2,005,000	2,295,705
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/55	2,640,000	$ 3,011,210

(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,135,640
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,401,302
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,769,683
5.00% 4/1/43	250,000	304,387
5.00% 4/1/44	250,000	303,835
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	360,830
Series A 5.00% 4/1/39 (AGM)	250,000	327,340
Series A 5.00% 4/1/40 (AGM)	250,000	326,755
Series A 5.00% 4/1/41 (AGM)	300,000	391,170
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	412,114
		28,799,136
Electric Revenue Bonds — 5.06%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,236,380
Idaho Energy Resources Authority
(Idaho Falls Power Project) 5.00% 9/15/33	1,325,000	1,768,186
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	73,875
Series AAA 5.25% 7/1/25 ‡	45,000	44,438
Series CCC 5.25% 7/1/27 ‡	345,000	340,687
Series WW 5.00% 7/1/28 ‡	320,000	315,200
Series WW 5.50% 7/1/38 ‡	1,500,000	1,485,000
Series XX 4.75% 7/1/26 ‡	50,000	49,063
Series XX 5.25% 7/1/40 ‡	595,000	587,562
Series XX 5.75% 7/1/36 ‡	175,000	173,906
Series ZZ 4.75% 7/1/27 ‡	40,000	39,250
Series ZZ 5.25% 7/1/24 ‡	60,000	59,250
		7,172,797
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 11.03%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	$ 1,541,538
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	2,000,000	2,085,620
Series A 4.00% 3/1/46	500,000	586,330
Series A 5.00% 3/1/27	1,000,000	1,209,130
Series A 5.00% 3/1/33	1,250,000	1,554,275
Series A 5.00% 3/1/37	500,000	617,575
Series A 5.00% 3/1/47	1,500,000	1,517,835
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	474,458
Series ID 4.00% 12/1/43	1,000,000	1,159,240
Series ID 5.00% 12/1/46	750,000	904,433
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	830,000	849,513
Series A 5.25% 11/15/37	1,005,000	1,061,129
Series A 5.25% 11/15/47	1,130,000	1,164,872
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	115,000	133,090
4.00% 7/1/39	115,000	132,213
5.00% 7/1/30	155,000	196,501
5.00% 7/1/32	255,000	326,966
5.00% 7/1/35	105,000	133,334
		15,648,052
Housing Revenue Bonds — 4.36%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	384,864	392,997
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,321,190
Series A 3.125% 7/1/54	2,000,000	2,033,520
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,115,000	1,138,415
Series A 3.25% 1/1/43 (GNMA)	545,000	557,600
Series C 3.00% 1/1/43 (FHA)	710,000	742,930
		6,186,652
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 13.06%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	$ 877,957
5.00% 12/15/32	750,000	876,773
Fremont County Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	895,980
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,242,171
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	650,000	766,012
4.00% 12/1/39	1,545,000	1,804,127
4.00% 12/1/42	1,300,000	1,508,845
4.00% 12/1/44	250,000	289,075

(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	241,834
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	885,000	888,275
Series A 7.00% 2/1/36	1,500,000	1,505,265
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	2,098,215
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	518,965
Series A 4.50% 9/1/27	505,000	539,724
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,535,000	1,643,248
Series B 4.00% 9/1/48	750,000	823,162

(State Office Campus Project) Series A 4.00% 9/1/48	1,750,000	2,004,240
		18,523,868
Local General Obligation Bonds — 13.98%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/31	1,350,000	1,718,982
5.00% 8/1/33	1,010,000	1,216,293
5.00% 8/1/34	1,500,000	1,804,125
5.00% 8/1/35	1,160,000	1,393,821
5.00% 8/1/36	500,000	600,060
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	$ 1,211,680
Series B 5.00% 9/15/35	1,100,000	1,329,856
Canyon County School District No. 131 Nampa
(School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,399,779
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,003,900
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,535,115
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	604,576
Series A 4.00% 9/15/37	1,000,000	1,135,150
Series C 5.00% 9/15/42	500,000	600,580
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,257,325
Series B 5.00% 8/15/26	500,000	600,470
Nez Perce County Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,207,600
Series B 5.00% 9/15/37	1,000,000	1,205,860
		19,825,172
Pre-Refunded Bonds — 8.33%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,265,938
Series A 5.00% 4/1/42-22 §	1,350,000	1,371,681
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	1,000,000	1,084,590
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42-22 §	545,000	547,147
Series A 5.25% 1/1/36-22 §	705,000	707,848
Series B-1 5.00% 1/1/42-22 §	1,425,000	1,430,472
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group) Series ID 5.00% 12/1/32-22 §	1,000,000	1,023,850
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	$ 259,028
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	1,147,990
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33-21 §	1,020,000	1,023,111
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,121,100
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	825,389
		11,808,144
Special Tax Revenue Bonds — 12.65%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	5,939,108	5,597,609
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,683,608
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.566% 7/1/46 ^	3,950,000	1,320,880
Series A-1 4.903% 7/1/51 ^	1,360,000	329,174
(Restructured)
Series A-1 4.55% 7/1/40	875,000	993,939
Series A-1 4.75% 7/1/53	2,735,000	3,099,603
Series A-1 5.00% 7/1/58	1,831,000	2,102,079
Series A-2 4.329% 7/1/40	730,000	819,425
		17,946,317
State General Obligation Bonds — 3.51%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/24 ‡	210,000	207,638
Series A 5.00% 7/1/41 ‡	325,000	292,500
Series A 5.125% 7/1/37 ‡	1,645,000	1,521,625
Series A 5.25% 7/1/34 ‡	880,000	874,500
Series A 5.375% 7/1/33 ‡	365,000	359,525
Series A 8.00% 7/1/35 ‡	775,000	680,062
Series B 5.00% 7/1/35 ‡	145,000	143,550
Series B 5.75% 7/1/38 ‡	460,000	447,350
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
Series C 6.00% 7/1/39 ‡	465,000	$ 455,700
		4,982,450
Transportation Revenue Bonds — 1.68%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	2,280,254
Idaho Housing & Finance Association
(Federal Highway Trust Fund) Series A 5.00% 7/15/31	80,000	101,871
		2,382,125
Water & Sewer Revenue Bonds — 1.14%
Coeur d'Alene, Idaho Wastewater Revenue
Series A 4.00% 9/1/33	500,000	624,230
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	428,397
5.00% 1/1/46	500,000	563,545
		1,616,172
Total Municipal Bonds (cost $132,656,326)		140,701,193
Number of shares
Short-Term Investments — 2.23%
Money Market Mutual Funds — 1.93%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.00%)	2,733,246	2,733,246
2,733,246
NQ-360 [11/21] 1/22 (1983213)    7

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Note — 0.30%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.02% 3/1/48 (LOC - US Bank N.A.)	425,000	$ 425,000
		425,000
Total Short-Term Investments (cost $3,158,246)		3,158,246
Total Value of Securities—101.44% (cost $135,814,572)		143,859,439

Liabilities Net of Receivables and Other Assets—(1.44)%		(2,046,119)
Net Assets Applicable to 11,937,775 Shares Outstanding—100.00%		$141,813,320
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $6,999,423, which represents 4.94% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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